Segment Information - Summary of Income Data By Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
REVENUE	$ 5,071.1	$ 5,859.4	$ 6,203.9
Cost of sales and services	(4,303.1)	(4,764.1)	(4,982.0)
Gross Profit	768.0	1,095.3	1,221.9
Financial income (expense), net	(171.5)	(40.6)	(37.5)
Foreign exchange gain (loss), net		6.6	4.4
Loss before taxes on income	(136.2)	307.9	180.6
Income tax expense	(35.0)	(27.9)	(0.3)
Net income	(171.2)	280.0	180.3
Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	5,071.1	5,859.4	6,203.9
Cost of sales and services	(4,303.1)	(4,764.1)	(4,982.0)
Gross Profit	$ 768.0	$ 1,095.3	$ 1,221.9
Gross profit %	15.10%	18.70%	19.70%
Operating income (expense)	$ (732.7)	$ (753.4)	$ (1,008.2)
Operating profit before financial income (expense)	35.3	341.9	213.7
Financial income (expense), net	(171.5)	(40.6)	(37.5)
Foreign exchange gain (loss), net		6.6	4.4
Loss before taxes on income	(136.2)	307.9	180.6
Income tax expense	(35.0)	(27.9)	(0.3)
Net income	(171.2)	280.0	180.3
Commercial Aviation [member]
Disclosure of operating segments [line items]
REVENUE	2,358.3	2,771.4	2,916.9
Commercial Aviation [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	2,358.3	2,771.4	2,916.9
Cost of sales and services	(1,976.7)	(2,178.1)	(2,325.3)
Gross Profit	$ 381.6	$ 593.3	$ 591.6
Gross profit %	16.20%	21.40%	20.30%
Operating income (expense)	$ (229.1)	$ (230.5)	$ (210.9)
Operating profit before financial income (expense)	152.5	362.8	380.7
Defense and Security [member]
Disclosure of operating segments [line items]
REVENUE	612.1	853.7	825.5
Defense and Security [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	612.1	853.7	825.5
Cost of sales and services	(702.3)	(792.9)	(693.6)
Gross Profit	$ (90.2)	$ 60.8	$ 131.9
Gross profit %	(14.70%)	7.10%	16.00%
Operating income (expense)	$ (93.0)	$ (109.5)	$ (87.6)
Operating profit before financial income (expense)	(183.2)	(48.7)	44.3
Executive Jets [member]
Disclosure of operating segments [line items]
REVENUE	1,104.4	1,280.3	1,553.3
Executive Jets [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	1,104.3	1,280.3	1,553.3
Cost of sales and services	(914.0)	(1,126.4)	(1,343.7)
Gross Profit	$ 190.3	$ 153.9	$ 209.6
Gross profit %	17.20%	12.00%	13.50%
Operating income (expense)	$ (235.0)	$ (206.0)	$ (172.9)
Operating profit before financial income (expense)	(44.7)	(52.1)	36.7
Service and support [member]
Disclosure of operating segments [line items]
REVENUE	980.8	922.2	882.2
Service and support [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	980.8	922.2	882.2
Cost of sales and services	(689.0)	(640.3)	(601.6)
Gross Profit	$ 291.8	$ 281.9	$ 280.6
Gross profit %	29.80%	30.60%	31.80%
Operating income (expense)	$ (168.7)	$ (177.0)	$ (188.5)
Operating profit before financial income (expense)	123.1	104.9	92.1
All Other Segments [member]
Disclosure of operating segments [line items]
REVENUE	15.5	31.8	26.0
All Other Segments [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	15.6	31.8	26.0
Cost of sales and services	(21.1)	(26.4)	(17.8)
Gross Profit	$ (5.5)	$ 5.4	$ 8.2
Gross profit %	(35.30%)	17.00%	31.50%
Operating income (expense)	$ (6.9)	$ (13.9)	$ (3.0)
Operating profit before financial income (expense)	(12.4)	(8.5)	5.2
Total reportable Segments [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	5,071.1	5,859.4	6,203.9
Cost of sales and services	(4,303.1)	(4,764.1)	(4,982.0)
Gross Profit	$ 768.0	$ 1,095.3	$ 1,221.9
Gross profit %	15.10%	18.70%	19.70%
Operating income (expense)	$ (732.7)	$ (736.9)	$ (662.9)
Operating profit before financial income (expense)	35.3	358.4	$ 559.0
Unallocated [member] | Operating Segment [member]
Disclosure of operating segments [line items]
Gross profit %			0.00%
Operating income (expense)		(16.5)	$ (345.3)
Operating profit before financial income (expense)		(16.5)	(345.3)
Financial income (expense), net	(171.5)	(40.6)	(37.5)
Foreign exchange gain (loss), net		6.6	4.4
Income tax expense	$ (35.0)	$ (27.9)	$ (0.3)